Revenues - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports	96.00%	96.10%	93.80%
Improvements to concession assets	$ 7,791,320	$ 4,846,404	$ 3,368,511
Goods or Services Transferred at Point in Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	19,115,716	17,096,616	11,860,463
Goods or Services Transferred Over Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	$ 6,317,108	$ 5,437,356	$ 37,859,303